Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Federal statutory rate	35.00%
Compensation expense included in federal funds purchased and short-term borrowings rates	$ 175	$ 186	$ 181